Due from/to Brokers	12 Months Ended
Dec. 31, 2012
Due from/to Brokers

(4) Due from/to Brokers

Due from brokers consist of proceeds from securities sold. Amounts due from brokers may be restricted to the extent that they serve as deposits for securities sold short. Amounts due to brokers represent margin borrowings that are collateralized by certain securities. As of December 31, 2012, there were no amounts due to brokers.

In the normal course of business, all of the Fund’s marketable securities transactions, money balances and marketable security positions are transacted with brokers. The Fund is subject to credit risk to the extent any broker with whom it conducts business is unable to fulfill contractual obligations on its behalf. On October 31, 2011, MF Global, one of the Fund’s former clearing brokers at the time, reported to the SEC and the Commodity Futures Trading Commission (“CFTC”) possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a liquidation proceeding led by the Securities Investor Protection Corporation (“SIPC”) would be the safest and most prudent course of action to protect customer accounts and assets, and SIPC initiated the liquidation of MF Global under the Securities Investor Protection Act. Superfund Capital Management closely monitored MF Global in the weeks prior to October 31, 2011 and began reducing the Fund’s exposure to MF Global. In October, total trading positions and assets of the Fund held at MF Global were reduced and steps were initiated to transfer all remaining positions and assets from MF Global to other clearing brokers prior to the bankruptcy filing. In the fourth quarter of 2011, the SIPC liquidation Trustee announced that the shortfall in the customer segregated funds account could be as much as 22% or more. After consideration of the Fund’s exposure, Superfund Capital Management caused the Fund to take a reserve to account for the Fund’s estimated exposure to such 22% shortfall. Series A recorded a reserve that reduced the net asset value by approximately $337,000 and Series B recorded a reserve that reduced the net asset value by approximately $529,000 as of December 31, 2011.

Since the Fund’s initial reserve was taken, an active market developed for MF Global claims similar to the Fund’s. As a result, Superfund Capital Management received bids from third parties for the purchase of the Fund’s MF Global claims. Following this process, Superfund Capital Management determined it was in the best interests of the Fund to sell its MF Global claims, and the Fund closed on the sale in the amount of $904,087 for Series A and $1,736,710 for Series B on June 11, 2012. Although the sale did not close until June 11, 2012, Superfund Capital Management recognized the change in reserve prior to closing the Fund’s books effective May 31, 2012. Because the sale price did not match the amount of the Fund’s assets on deposit at MF Global as reduced by the reserve, each Series recognized a change in value as of May 31, 2012 as a result of the sale. Such change in reserve is presented as “Gain/Loss on MF Global” on the Statements of Operations. Due to the manner in which each Series’ assets were held at MF Global, the sale price for Series A’s claim was slightly more than the carrying amount of Series A’s assets on deposit at MF Global (as reduced by the amount the reserve taken, as described above), while the sales price for Series B’s claim was slightly less than the carrying amount of Series B’s assets on deposit at MF Global (as reduced by the amount of the reserve taken, as described above). As a result, on May 31, 2012, the net asset value of the Series A Units increased by approximately 0.13% (or approximately $1.82 per Unit) and the net asset value of the Series B Units was reduced by approximately 0.12% (or approximately $1.92 per Unit). Following this sale, the Fund no longer has any exposure to MF Global.